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                                                      OMB Approval
                                                      OMB Number: 3235-0570
                                                      Expires:  October 31, 2006
                                                      Estimated average burden
                                                      hours per response: 19.3

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                  FORM N-CSR/A
                                (AMENDMENT NO. 1)
              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-2957

                              KEYCO BOND FUND, INC.
               (Exact name of registrant as specified in charter)

      27777 Franklin Road, Suite 1850
            Southfield, Michigan                           48034
   (Address of principal executive offices)              (Zip code)

                            Joel D. Tauber, President
                              Keyco Bond Fund, Inc.
                         27777 Franklin Road, Suite 1850
                           Southfield, Michigan 48034
                     (Name and Address of agent for service)

       Registrant's telephone number, including area code: (248) 353-0790

                      Date of fiscal year end: September 30

                  Date of reporting period: September 30, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940(17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays current valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

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EXPLANATORY NOTE

      We are filing this Amendment No.1 to our Certified Shareholder Report on Form N-CSR originally filed with the Securities and Exchange Commission on December 2, 2004, solely for the purpose of correcting the information reported in Item 4. Except as specifically indicated herein, no other information included in our Certified Shareholder Report on Form N-CSR is amended by this Form N-CSR/A.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

      Item 4(a)-(d): Information is contained under the caption "Fees Paid to Independent Auditors" in the registrant's Proxy Statement dated November 24, 2004 and is incorporated herein by reference.

      Item 4(e)(1): The Board of Directors as a whole performs the functions of an audit committee. The Company believes that this is appropriate due to its small size and that more than ninety-nine percent (99%) of the outstanding voting stock is owned by members of the Keywell family. The Company's Board of Directors pre-approves all audit and permissible non-audit services rendered to the Company, but does not have pre-approval policies and procedures. The Board of Directors of the Company requires that all requests for the provision of services by its registered independent public accountants be authorized by the Board of Directors prior to the provision of such services and therefore believes that pre-approval policies and procedures are not necessary.

      Item 4(e)(2): One hundred percent (100%) of the services described in Item 4(b)-(d) were approved by the Board of Directors.

      Item 4(f): No work was performed by persons other than the Company's principal accountant's full-time, permanent employees.

      Item 4(g): None.

      Item 4(h): None.

ITEM 11.  EXHIBITS.

      (a)(1) Not applicable.

      (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 (filed herewith).

      (a)(3) Not applicable.

      (b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 (furnished herewith).

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                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KEYCO BOND FUND, INC.

By: /S/ JOEL D. TAUBER
    -------------------------
    Joel D.Tauber, President

Date: February 8, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /S/ JOEL D. TAUBER
    -------------------------
    Joel D.Tauber, President

By: /S/ ELLEN T. HORING
    --------------------------
    Ellen T. Horing, Treasurer

Date:February 8, 2005

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                                  EXHIBIT INDEX

Exhibit No.                                     Description
-----------------       ------------------------------------------------------------
EX.99.CERT (a)(2)       Certifications pursuant to Section 302 of the Sarbanes-Oxley
                        Act of 2002.

EX.99.906 CERT (b)      Certification pursuant to Section 906 of the Sarbanes-Oxley
                        Act of 2002.